SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of exchange rate
	December 31, 2024	December 31, 2023
Exchange rate on balance sheet dates
EUR: USD exchange rate	1.0351	1.1062
GBP: USD exchange rate	1.2521	1.2743

Average exchange rate for the period
EUR: USD exchange rate	1.0820	1.0817
GBP: USD exchange rate	1.2781	1.2440

Schedule of Accounts Receivable & Allowance for Doubtful Accounts
December 31, 2024

Balance as of January 1, 2024	$19,686,091
Provisions for credit losses	58,913
Provisions for doubtful accounts	4,579,641
Foreign exchange adjustments	(1,525,426)
Balance as of December 31, 2024	$22,799,219

Schedule of Property and Equipment, net
Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 25 years
Buildings	25-30 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers and software	3-5 years

Estimated Useful Life
Leasehold improvements and technical works	Lesser of lease term or 25 years
Buildings	25-30 years
Vehicles	6 years
Machinery	20 years
Furniture, fixtures and equipment	5–10 years
Computers	3 years

Schedule of Fair Value, Liabilities Measured on Recurring Basis
	December 31, 2024			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities – ICC International Cannabis Corp.	$-	-	-	$-
Marketable securities – National Bank of Greece	12,766	-	-	12,766
	$12,766			$12,766
	December 31, 2023			Total Carrying
	Level 1	Level 2	Level 3	Value
Marketable securities – ICC International Cannabis Corp.	$-	-	-	$-
Marketable securities – National Bank of Greece	11,596	-	-	11,596
	$11,596			$11,596

Schedule of potential shares of common stock
	March 31, 2025	March 31, 2024
Warrants	12,926,506	8,558,380
Total	12,926,506	8,558,380

	2024	2023
Common Stock Warrants	12,926,507	8,561,476
Common Stock Options	-	-
Convertible Debt	-	-
Total	12,926,507	8,561,476